SOLAR POWER SYSTEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Accumulated depreciation	$ (22,322)	$ (16,227)
Solar power systems, net	52,957	54,898
Depreciation expense	148,034	120,834	$ 88,931
Solar power systems
Property, plant and equipment
Solar power systems, net	70,449	66,641
Depreciation expense	6,379	3,756	$ 5,683
Solar power sysetems under construction
Property, plant and equipment
Solar power systems, net	$ 4,830	$ 4,484